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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     ING Funds Trust
     7337 East Doubletree Ranch Road
     Scottsdale, AZ 85258-2034

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [X]

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3.   Investment Company Act File Number: 811-08895

     Securities Act File Number:         333-59745

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4(a). Last day of fiscal year for which this Form is filed: March 31, 2003

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities  sold
          during  the  fiscal  year   pursuant  to
          section 24(f):                                          $2,462,792,055
                                                                  --------------

     (ii) Aggregate  price of securities  redeemed
          or repurchased during the fiscal year:   $1,995,092,164
                                                   --------------

    (iii) Aggregate  price of securities  redeemed
          or  repurchased  during any prior fiscal
          year ending no earlier  than October 11,
          1995  that were not  previously  used to
          reduce  registration fees payable to the
          Commission:                              $  505,472,513*
                                                   --------------

     (iv) Total available  redemption credits [add
          Items 5(ii) and 5(iii)]:                                $2,500,564,677
                                                                  --------------

     (v)  Net  sales  -- if Item  5(i) is  greater
          than Item  5(iv)  [subtract  Item  5(iv)
          from Item 5(i)]:                                        $            0
                                                                  --------------

     (vi) Redemption  credits available for use in
          future  years  -- if  Item  5(i) is less
          than Item  5(iv)  [subtract  Item  5(iv)
          from Item 5(i)]:                         $   37,772,622
                                                   --------------

    (vii) Multiplier for determining  registration
          fee (See x Instruction C.9):                                 0.0000809
                                                                  --------------

   (viii) Registration  fee due [multiply  Item
          5(v) by Item =$ 5(vii)] (enter "0" if no
          fee is due):                                            $            0
                                                                  ==============

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

     $

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

     $ 0

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                             [ ] Wire Transfer
                             [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)**    /s/ Todd Modic
                              ------------------------------------
                              Todd Modic, Assistant Vice President


Date: June 26, 2003

* On December 17, 2001, the Boards of Trustees of each of the various ING Funds approved plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized (the "Reorganization") and align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization was approved by relevant shareholders in the first or second quarter of 2002. The Reorganization resulted only in a change in corporate form of some of the ING Funds, with no change in the substance or investment aspects of the ING Funds. The Board approved the creation of new series of ING Funds Trust to serve as "shells" (the "Shell Funds") into which reorganized funds ("Reorganizing Funds") were reorganized. The plans of reorganization provided for, among other things, the transfer of assets and liabilities of the Reorganizing Funds to the Shell Funds. Prior to September 23, 2002, the effective date of the Reorganization, the Shell Funds had only nominal assets. For accounting purposes, each Reorganizing Fund is considered the surviving entity.

The Reorganization resulted in certain series of other Registrants of ING Funds being reorganized into ING Funds Trust as well as certain series of ING Funds Trust being reorganized into other Registrants of ING Funds.

The following is a reconciliation of the REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS from the most recently filed Form 24F-2 for ING Funds Trust for the period ended September 30, 2002:

Redemption Credits Available per September 30, 2002 Form 24F-2                  $ 240,646,552
Redemption Credits related to Series reorganized into ING Equity Trust            (10,691,784)
Redemption Credits related to Series reorganized into ING Mutual Funds            (48,026,956)
Redemption Credits related to certain Series of ING Mutual Funds
         reorganized into ING Funds Trust                                         258,221,929
Redemption Credits related to ING Lexington Money Market Trust
         reorganized into ING Funds Trust                                          65,322,772
                                                                                -------------
Adjusted Redemption Credits Available after Reorganization                      $ 505,472,513
                                                                                =============

  **Please print the name and title of the signing officer below the signature.